Organization and principal activities (Details Narrative)		1 Months Ended	12 Months Ended
	May 13, 2024 CNY (¥)	Dec. 28, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Registered Share Capital | ¥		¥ 450,000,000
VIEs [Member]
Statement [Line Items]
Interest Income On Loan Rate					100.00%	100.00%
Total Assets Percentage					81.40%
Total Liabilities Percentage					94.50%
Shareholders Voting Proxy Agreement [Member]
Statement [Line Items]
Shareholders Holding Description			Chutian as the voting proxy of the Shareholders holding 80% Equity Interests of Chutian	Chutian as the voting proxy of the Shareholders holding 80% Equity Interests of Chutian
Exclusive Purchase Option Agreement [Member]
Statement [Line Items]
Shareholders Holding Description			Shareholders holding 80% Equity Interests of Chutian	Shareholders holding 80% Equity Interests of Chutian
True Silver Limited [Member]
Statement [Line Items]
Paid-up Share Capital | $			$ 50,000
Date Of Incorporation			Jun. 28, 2016	Jun. 28, 2016
Business Acquisition Consideration Paid In Cash | ¥		¥ 228,000,000
Ordinary Shares Capital			50,000	50,000
True Silver Limited [Member] | Ordinary Stock Shares [Member]
Statement [Line Items]
Paid-up Share Capital | $			$ 50,000
Date Of Incorporation			Jun. 28, 2016	Jun. 28, 2016
Ordinary Shares Capital			50,000	50,000
Share Price | ¥ / shares		¥ 1.00
Business Acquisition Consideration Paid, Shares Issued		772,283,308
Hong Kong Four Divisions International Limited [Member]
Statement [Line Items]
Date Of Incorporation			Sep. 27, 2023	Sep. 27, 2023
Ordinary Shares Capital			10,000	10,000
Chutian Financial Holdings (Hong Kong) Limited [Member]
Statement [Line Items]
Paid-up Share Capital | $				$ 10,000
Date Of Incorporation			Aug. 12, 2016	Aug. 12, 2016
Ordinary Shares Capital			100	100
Nominal cash consideration | ¥	¥ 1
Hong Kong Three Digital Technology Limited [Member]
Statement [Line Items]
Date Of Incorporation			Sep. 27, 2023	Sep. 27, 2023
Ordinary Shares Capital			10,000	10,000
Hong Kong YiYou Digital Technology Development Co.,Ltd [Member]
Statement [Line Items]
Date Of Incorporation			Aug. 02, 2023	Aug. 02, 2023
Ordinary Shares Capital			100,000	100,000
Variable interest entity Hubei Chutian Microfinance Co., Ltd [Member]
Statement [Line Items]
Variable Interest Entity, Ownership Percentage Hold By True Silver		80.00%
Ownership Interest Held By The Former Shareholders		88.70%
Xiniya Holdings Limited [Member]
Statement [Line Items]
Business Acquisition Consideration Paid In Cash | ¥		¥ 228,000,000
Divestiture Of Business, Consideration Receivable In Cash | ¥		¥ 228,000,000
Chutian and Chutian Holding [Member] | Management Service Agreement [Member]
Statement [Line Items]
Exclusive Consigned Management Service Agreement			Chutian Holding is deemed to control 80% of Chutian and have rights to consolidate 80% of Chutian’s financial results	Chutian Holding is deemed to control 80% of Chutian and have rights to consolidate 80% of Chutian’s financial results